Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Hydro One Inc. [Member]
Commitments [Line Items]
Other commitments due	$ 325.0
Minimum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	3 years
Operating lease renewal options	3 years
Maximum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	5 years
Operating lease renewal options	5 years
Guarantees [Member]
Commitments [Line Items]
Other commitments due	$ 332.0
Guarantees [Member] | Hydro One Inc. [Member]
Commitments [Line Items]
Other commitments due	7.0
Guarantees [Member] | OCN LP [Member]
Commitments [Line Items]
Other commitments due	$ 2.5
Long-Term Software/Meter Agreement [Member] | Trilliant Agreement [Member]
Commitments [Line Items]
Agreement renewal term	5 years